Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of carrying amount and fair value of the financial instruments
The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	Carrying amounts		Fair values
	December 31,		December 31,
	2018	2019	2018	2019
	HK$	HK$	HK$	HK$
Financial assets
Financial assets at fair value through profit or loss	1,953,078,309	1,572,697,716	1,953,078,309	1,572,697,716
Derivative financial asset	—	1,165,220,000	—	1,147,372,779
Stock loan	1,535,679,600	1,200,980,200	1,535,679,600	1,200,980,200

	3,488,757,909	3,938,897,916	3,488,757,909	3,921,050,695
Financial liabilities
Derivative financial liability and convertible bond	—	116,809,500	—	116,809,500

Disclosure of detailed information about in unobservable inputs to valuation of financial instruments explanatory
Below is summary of significant unobservable inputs to valuation of financial instruments together with a quantitative sensitivity analysis as at December 31, 2018:

	Valuation technique	Significant unobservable input	Range	Sensitivity of value to the input
Unlisted equity investments	EVA	Equity volatility	56.72%	5% increase/ decrease in volatility results in decrease/ increase in fair value by 0.27%/0.15%

Below is summary of significant unobservable inputs to valuation of financial instruments together with a quantitative sensitivity analysis as at December 31, 2019:

	Valuation technique	Significant unobservable input	Range	Sensitivity of value to the input
Unlisted equity investment	Multiple/ EVA	Equity volatility	33.08%	5% increase/decrease in volatility results in decrease/increase in fair value by 1.0%/0.3%

		Average P/E multiple of peers	10.8	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 5.4%/4.1%

Derivative financial asset	MCS	Calculated volatility of the Underlying Assets	32.82%-36.28%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.02%/0.23%

		Credit rating	BB	One rank level increase in credit rating of the counterparty from BB to BBB results in increase in fair value by 0.04%

				One rank level decrease in credit rating of the counterparty from BB to B results in decrease in fair value by 0.80%

Derivative financial liability	Binomial option pricing model	Volatility	67.87%	5% increase/decrease in volatility results in increase/decrease in fair value by 4.58%/4.66%

		Credit spread	12.52%	5% increase/decrease in credit spread results in increase/decrease in fair value by 0.32%/0.32%

		Liquidity spread	2.99%	increase/decrease in liquidity spread would not result in change in fair value

Disclosure of fair value measurement of assets explanatory
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
Assets measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	HK$	HK$	HK$	HK$
As at December 31, 2018
Financial assets at fair value through profit or loss	1,671,836,400	—	281,241,909	1,953,078,309
Stock loan	1,535,679,600	—	—	1,535,679,600

	3,207,516,000	—	281,241,909	3,488,757,909

As at December 31, 2019
Financial assets at fair value through profit or loss	1,249,999,800	—	322,697,916	1,572,697,716
Stock loan	1,200,980,200	—	—	1,200,980,200
Derivative financial asset	—	—	1,165,220,000	1,165,220,000

	2,450,980,000	—	1,487,917,916	3,938,897,916

Disclosure of Fair Value Measurement of Liabilities Explanatory
Liability measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	HK$	HK$	HK$	HK$
As at December 31, 2019
Derivative financial liability	—	—	20,813,810	20,813,810

Schedule of detailed information about in fair value measurement level 3
The movements in fair value measurements within Level 3 during the years are as follow:

	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Unlisted debt securities and unlisted equity shares at fair value through profit or loss:
At January 1,	—	15,629,400	281,241,909
Total unrealized gain recogni z ed in profit or loss	18,600	54,156,295	41,456,007
Purchase	15,610,800	211,456,214	—

At December 31,	15,629,400	281,241,909	322,697,916

December 31, 2019
HK$
Warrants at fair value through profit or loss:
At January 1,	—
Issued	15,699,600
Exercised	(15,699,600)

At December 31,	—

December 31, 2019
HK$
Derivative financial asset (Note 14):
At January 1,	—
Recognition of day 1 profit or loss	472,591,235
Other fair value gains recogni z ed in profit or loss	692,628,765

At December 31,	1,165,220,000

December 31, 2019
HK$
Derivative financial liability (Note 23):	—
Convertible bond issued during the year	—
Issued	20,813,810

At December 31, 2019	20,813,810